FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2020	Sep. 25, 2020
Liabilities:
Warrant Liability	$ 13,272,784
Private Placement Warrants
Liabilities:
Warrant Liability	4,800,000	$ 5,000,000
Public Warrants
Liabilities:
Warrant Liability	8,500,000	$ 8,700,000
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	239,795,125
Level 1 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability	4,801,747
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability	$ 8,471,037